Derivative Liabilities and Convertible Promissory Notes - Schedule of Fair Value of the Derivative Series A Warrants and the Additional Warrants liability (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of the Derivative Warrants Liability [Line Items]
Balance	$ 4,301	$ 6,220	$ 1,375
Exercise of warrants	(63)	(394)
Change in fair value	607	(4,567)
Balance	6,220	1,259	6,220
Series A Warrants [Member]
Schedule of Fair Value of the Derivative Warrants Liability [Line Items]
Balance	4,301	5,206
Exercise of warrants	(63)	(394)
Change in fair value	968	(4,288)
Balance	5,206	525	5,206
Additional Warrants [Member]
Schedule of Fair Value of the Derivative Warrants Liability [Line Items]
Balance		1,014	1,375
Exercise of warrants
Change in fair value	(361)	(280)
Balance	$ 1,014	$ 734	$ 1,014